MEMORANDUM OF CHANGES

                         ADVISORS DISCIPLINED TRUST 847

     The Prospectus and the Trust Agreement filed with Amendment No. 1 to the Registration Statement on Form S-6 have been revised to reflect information regarding the execution of the Trust Agreement and the deposit of Securities on May 10, 2012 and to set forth certain statistical data based thereon. In addition, there are a number of other changes described below.


                                 THE PROSPECTUS

COVER PAGE.    The series numbers and date of the prospectus have been revised.

PAGE 2. The "Principal Investment Strategy" has been revised in accordance with comments from the staff of the Commission.

PAGE 3. The "Essential Information" and the "Fees and Expenses" table have been completed.

PAGES 4-7.     The "Portfolio" and notes thereto have been completed.

PAGE 19. The "Hypothetical Comparison of Total Returns" table has been revised in accordance with comments from the staff of the Commission.

PAGE 29. The Report of Independent Registered Public Accounting Firm and the Statement of Financial Condition have been completed.

BACK COVER.    The series numbers, date of the prospectus and file number have been completed.


                               THE TRUST AGREEMENT

The Trust Agreement has been conformed to reflect the execution thereof.



                              CHAPMAN AND CUTLER LLP

May 10, 2012









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